COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Operating Lease obligations

Effective January 1, 2019, the Company adopted new guidance for the accounting and reporting of leases. The Company has two real estate leases classified as operating leases (one on Spain and one in the UK). No additional leases were entered into during the periods.

The UK lease was for our head office in Leeds, England. The premises comprise office space and parking and are for a ten-year term which commenced in May 2017. A tenant lease break clause is available in May 2022 which has not been included in the lease calculations as there is no indication that this would be executed. Lease escalation costs have been included on a fixed rate basis as a practical expedient. The lease includes a provision to return the premises to their original condition on exit, as such an asset retirement obligation has been included in other liabilities of $181 at June 30, 2021 and $165 at December 31, 2020.

The Spanish lease relates to our manufacturing premises in Leon, Spain. The agreement is for a ten-year term which commenced in April 2016 and includes a tenant lease break clause that can be executed after providing six months’ written notice at any point five years from the commencement date, again this break clause has not been included in the lease value as there is no evidence that this will be executed. Lease escalation costs have also been included on a fixed rate basis as a practical expedient. The lease includes the requirement to make certain repairs and as such an asset retirement obligation has been included in other liabilities at $40 at June 30, 2021 and $38 at December 31, 2020.

Operating lease cost, with a weighted average discount rate of 13.6%, was $168 and $34 for the six months ended June 30, 2021 and 2020, respectively. Cash paid for amounts included in the measurement of operating lease liabilities was $160 and $146 for the six months ended June 30, 2021 and 2020, respectively. The weighted average remaining lease term is 5.5 years as of June 30, 2021. Short term lease cost was $91 and $86 for the six months ended June 30, 2021 and 2020, respectively. Cash paid for short term leases was $122 and $47 for the six months ended June 30, 2021 and 2020, respectively.

The following table summarizes the Company’s operating lease maturities as of June 30, 2021:

Amount
Remaining 2021	$159
2022	319
2022	335
2024	337
2025	339
2026	240
Thereafter	24
Total remaining lease payments	1,753
Less: Imputed interest	(668)
Total lease liabilities	$1,085

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Other commitments

We enter into contracts in the normal course of business with Contract Research Organizations, Contract Manufacturing Organizations, universities, and other third parties for preclinical research studies, clinical trials and testing and manufacturing services. These contracts generally do not contain minimum purchase commitments and are cancellable by us upon prior written notice although, purchase orders for clinical materials are generally non-cancellable. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including noncancellable obligations of our service providers, up to the date of cancellation or upon completion of a manufacturing run. These payments where these costs are material they have been included based on assumptions regarding those that are reasonably likely to be incurred.

COVID-19

In 2020, the global COVID-19 pandemic hit the United States and UK affecting almost all aspects of the global economy, the pharmaceutical industry and the Company included. The Company’s operations and financial results have already been adversely impacted by the COVID-19 pandemic in the United Kingdom, United States and the rest of the world. Enrolment of patients in the clinical trials and maintaining patients in the ongoing clinical trials were delayed or limited to lesser or greater extent as the Company’s clinical trial sites limited their onsite staff, temporarily closed or adjusted the way they worked during the COVID-19 pandemic. As a result of measures imposed by the governments in affected regions, many commercial activities, businesses and schools have been suspended as part of quarantines and other measures intended to contain this pandemic. These factors resulting from COVID-19 remain ongoing and other unforeseen pandemics could have similar or worse consequences, delaying the anticipated readouts from our clinical trials and our regulatory submissions. Additionally, certain third parties with whom we engage, including our collaborators, contract organizations, third-party manufacturers, suppliers, clinical trial sites, regulators and other third parties with whom we conduct business were often and can be similarly affected, adjusting their operations and assessing their capacity in light of the COVID-19 and other pandemics. While the extent of the impact of the current COVID-19 pandemic on the Company’s future business and financial results continues to carry uncertainty, the effect of a continued and prolonged public health crisis from further significant mutations to COVID-19 or other pandemics could have a material negative impact on the Company’s business, financial condition and operating results.